Other current assets and assets held for sale - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Line Items]
VAT receivables		€ 296	€ 44
Value added tax payables		287
Assets held for sale		33	46
Basque region
Schedule of Other Assets [Line Items]
VAT receivables	€ 25	250	25
Value added tax payables	57
Spain
Schedule of Other Assets [Line Items]
Value added tax payables		€ 287	€ 61
Spanish tax authorities
Schedule of Other Assets [Line Items]
Value added tax paid (refund)	€ (252)